Condensed Financial Information of the Parent Company - Consolidated Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Aug. 23, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, authorized	500,000,000
Convertible preferred shares, issued		24,475,310
Convertible preferred shares, outstanding		14,972,760
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized		475,868,900
Common stock shares issued		24,475,310	24,475,310
Common stock shares outstanding		14,972,760
Series B Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	9,500,030
Convertible preferred shares, issued	0	9,500,030
Convertible preferred shares, outstanding	0	9,500,030
Series C-1 redeemable convertible preferred shares [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	5,107,720
Convertible preferred shares, issued	0	5,107,720
Convertible preferred shares, outstanding	0	5,107,720
Series C-2 redeemable convertible preferred shares [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	2,377,370
Convertible preferred shares, issued	0	2,377,370
Convertible preferred shares, outstanding	0	2,377,370
Series D redeemable convertible preferred shares [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	5,810,610
Convertible preferred shares, issued	0	5,810,610
Convertible preferred shares, outstanding	0	5,810,610
Common Class A [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, authorized	300,000,000
Convertible preferred shares, issued	46,097,880
Convertible preferred shares, outstanding	36,595,330
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	300,000,000
Common stock shares issued	46,097,880
Common stock shares outstanding	36,595,330
Common Class B [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, authorized	6,296,630
Convertible preferred shares, issued	6,296,630
Convertible preferred shares, outstanding	6,296,630
Common stock par or stated value per share	$ 0.0001	0.0001
Common stock shares authorized	6,296,630
Common stock shares issued	6,296,630
Common stock shares outstanding	6,296,630
Parent company [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share		$ 0.0001		$ 0.0001
Common stock shares authorized	193,703,370	475,868,900
Common stock shares issued	0	24,475,310
Common stock shares outstanding	0	14,972,760
Parent company [member] | Series A redeemable convertible preferred shares [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	1,335,370
Convertible preferred shares, issued	0	1,335,370
Convertible preferred shares, outstanding	0	1,335,370
Parent company [member] | Series B Redeemable Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	9,500,030
Convertible preferred shares, issued	0	9,500,030
Convertible preferred shares, outstanding	0	9,500,030
Parent company [member] | Series C-1 redeemable convertible preferred shares [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	5,107,720
Convertible preferred shares, issued	0	5,107,720
Convertible preferred shares, outstanding	0	5,107,720
Parent company [member] | Series C-2 redeemable convertible preferred shares [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	2,377,370
Convertible preferred shares, issued	0	2,377,370
Convertible preferred shares, outstanding	0	2,377,370
Parent company [member] | Series D redeemable convertible preferred shares [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	5,810,610
Convertible preferred shares, issued	0	5,810,610
Convertible preferred shares, outstanding	0	5,810,610
Parent company [member] | Common Class A [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock shares authorized	300,000,000
Common stock shares issued	46,097,880
Common stock shares outstanding	36,595,330
Parent company [member] | Common Class B [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock shares authorized	6,296,630
Common stock shares issued	6,296,630
Common stock shares outstanding	6,296,630